Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Projected Termination and Long-term Service Benefit Obligations and Net Periodic Benefit Cost (Detail) - Termination and Long-term Service Arrangements [Member]
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.70%	5.20%
Rate of compensation increase	3.60%	3.50%